INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax
Components of Loss from Continuing Operations before Tax Expense
	2015	2014	2013

United States	$(1,216)	$(1,240)	$(1,851)
Rest of the world	-	-	-
Total	$(1,216)	$(1,240)	$(1,851)

Significant Differences between Federal Statutory Rate and Company Effective Tax Rate on Income from Continuing Operations
	2015	2014	2013
	%	%	%
Statutory tax rate	34.0	34.0	34.0
Valuation allowance, federal	(34.0)	(27.1)	20.9
Valuation allowance related to discontinued operations	-	(6.9)	(10.1)
Stock compensation expense	-	-	(34.8)
Subpart F income	-	-	(9.8)
Other, net	-	-	(0.2)

Total	0.0%	0.0%	0.0%

Significant Components of Deferred Tax Assets
	2015	2014

Net operating loss carryforwards	$8,281	$7,513
Credit carryforwards	1,297	1,310
Non-deductible reserves	326	574

Total deferred tax assets	9,904	9,397
Valuation allowance	(9,904)	(9,397)

Net deferred tax assets	$-	$-

United States Federal Net Operating Loss Carryforwards
Year	Net Operating Loss (in thousands)

2022	$1,674
2024	1,876
2025	3
2026	1
2027	1
2028	3,492
2029	2,501
2030	1,281
2031	391
2033	6,625
2034	452
2035	1,801
Total	$20,098

Reconciliation of gross Unrecognized Tax Benefits
	2015	2014	2013

Gross unrecognized tax benefits as of January 1	$628	$619	$590
Increases from positions taken in prior periods	-	-	2
Increases from positions taken in current period	-	9	27

Gross unrecognized tax benefits as of December 31	$628	$628	$619